Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Debt and Accrued Interest Outstanding

The Company’s debt and accrued interest outstanding as of the periods presented consisted of the following:

	Principal Balance		Accrued Interest
(Dollar amounts in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

Notes Payable to Directors and Affiliates	$3,078	$1,748	$411	$232
Convertible Term Loan, due December 2016, interest at 10%	—	2,300	—	370
Convertible Notes, due 2016 and 2017, interest between 0% and 8%(1)	9,211	—	4	—
Series Subordinated Note, due January 2016, interest at 12%	415	415	228	2
Notes Payable, due October 2016, interest between 8.25% and 12%	67	75	32	28
Note Payable, due August 2021, interest at 0%	192	192	—	—
Installment Note Payable – Bank	234	261	—	—
Total debt	13,197	4,991	675	632
Discount on notes payable	(8,519)	—
Unamortized deferred financing costs	(133)	(31)
Total debt, net	4,545	4,960
Less: short-term debt and current portion of long-term debt	4,229	4,768
Long-term debt, net of current portion	$316	$192

(1)	Includes notes payable to Messrs. Hanson and Davis totaling approximately $906,000.

Schedule of Future Maturities of Long-term Debt

Future maturities of notes payable, gross, as of December 31, 2016 are as follows (in thousands):

2017	$12,881
2018	115
2019	9
2020	—
2021	192
Thereafter	—
$13,197
Less: unamortized discount and deferred financing fees	(8,652)
Total debt	$4,545

Schedule of Convertible Notes Payable

The following table provides additional information about each financing as of December 31, 2016.

Note Date	Maturity Date	Proceeds(1)	Principal(1)	Fair Value(2)
		(in thousands)
June 2016	June 2017	$1,000	$1,053	$1,955
August 2016	August 2017	1,000	1,053	1,969
September 2016	September 2017	95	100	188
October - December 2016	October - December 2017	6,695	7,005	12,408

(1)	As provided for in the relevant agreements

(2)	As of December 31, 2016, includes the principal amount of the notes plus the fair value of the conversion feature derivative and warrants associated with the instrument.